RETIREMENT BENEFIT PLANS - Amounts Arising from Defined Benefit Obligation in Consolidated Statements of Financial Position (Details) $ in Millions, $ in Millions	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)
Employee Benefits [Abstract]
Present value of defined benefit obligation	$ 19,339.1		$ 18,332.2
Fair value of plan assets	(13,326.8)		(10,751.5)
Net defined benefit liability	$ 6,012.3	$ 191.6	$ 7,580.7